Cash and due from banks - Interest bearing deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and due from banks
Unrestricted deposits with the Federal Reserve of the United States of America	$ 1,201,101	$ 688,612	$ 1,129,016
Cash and non-interest-bearing deposits in other banks	3,507	4,331	8,078
Cash and interest-bearing deposits in other banks	48,444	170,869	41,076
Cash and due from banks	1,253,052	863,812	1,178,170
Less:
Time deposits with original maturity over 90 days and other restricted deposits	42,051	17,804	18,452
Total cash and due from banks in the consolidated statement of cash flows	$ 1,211,001	$ 846,008	$ 1,159,718	$ 1,706,192